Accrued expenses (Details) - Schedule of accrued expenses - CHF (SFr)	Dec. 31, 2021	Dec. 31, 2020
Schedule of accrued expenses [Abstract]
Accrued research and development costs including milestone payments	SFr 557,391	SFr 1,105,089
Professional fees	179,461	172,273
Accrued vacation & overtime	51,218	44,466
Employee benefits incl. share based payments	196,917	101,821
Other	63,588	9,457
Total accrued expenses	SFr 1,048,575	SFr 1,433,106